SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021		Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	$ 4,246	$ 4,546	$ 12,074	$ 12,491		$ 16,885	$ 13,066
Billing Intelligence Services [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	265	248	937	668	[1]	905	620
Billing Intelligence Services [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue			100
VIP [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue	$ 1,553	$ 2,327	3,603	$ 6,431		$ 8,517	$ 7,541
VIP [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Disaggregation of Revenue [Line Items]
Increase decrease in revenue			$ 400

[1]	Revenue from maintenance and subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for the nine months ended September 30, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.